NOTES PAYABLE - RELATED PARTIES - Paragraphs (Details) - USD ($)						12 Months Ended
	Jun. 29, 2021	Apr. 10, 2020	Jan. 08, 2020	Jan. 04, 2020	Oct. 07, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Jun. 30, 2021	Feb. 28, 2021
NOTES PAYABLE - RELATED PARTIES
Loss on Extinguishment of Debt						$ 184,057
Stated interest rate								6.00%
Magu Farm Convertible Notes
NOTES PAYABLE - RELATED PARTIES
Aggregate value of note converted into equity					$ 8,000,000
Loss on Extinguishment of Debt		$ 389,000
GH Group
NOTES PAYABLE - RELATED PARTIES
Private placement amount approved by BOD			$ 17,500,000	$ 22,599,844
Discount percentage of QEF that triggers conversion	80.00%
Valuation cap to trigger conversion	$ 250,000,000
Cash interest rate paid quarterly	4.00%
Accrued interest rate	4.30%
GH Group | Preferred Shares
NOTES PAYABLE - RELATED PARTIES
Debt issued									$ 12,530,963	$ 2,000,000
Preferred Stock, Dividend Rate, Percentage, Increase								5.00%
Stated interest rate									15.00%	15.00%
Magu Farm LLC
NOTES PAYABLE - RELATED PARTIES
Aggregate value of note converted into equity							$ 9,925,000